Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt Instruments
As of September 30, 2017 and December 31, 2016, our debt consisted of the following (in thousands):

	September 30,	December 31,
	2017	2016
Long-term debt
7.000% Senior Secured Notes due 2024 (“2024 CCH Senior Notes”)	$1,250,000	$1,250,000
5.875% Senior Secured Notes due 2025 (“2025 CCH Senior Notes”)	1,500,000	1,500,000
5.125% Senior Secured Notes due 2027 (“2027 CCH Senior Notes”)	1,500,000	—
2015 CCH Credit Facility	2,150,737	2,380,788
Unamortized debt issuance costs	(66,933)	(49,073)
Total long-term debt, net	6,333,804	5,081,715

Current debt
$350 million CCH Working Capital Facility (“CCH Working Capital Facility”)	—	—
Total debt, net	$6,333,804	$5,081,715

As of December 31, 2016 and 2015, our long-term debt consisted of the following (in thousands):

	December 31,
	2016	2015
Long-term debt:
7.000% Senior Secured Notes due 2024 (“2024 CCH Senior Notes”)	$1,250,000	$—
5.875% Senior Secured Notes due 2025 (“2025 CCH Senior Notes”)	1,500,000	—
2015 CCH Credit Facility	2,380,788	2,713,000
Unamortized debt issuance costs	(49,073)	—
Total long-term debt, net	5,081,715	2,713,000

Current debt:
$350 million CCH Working Capital Facility (“CCH Working Capital Facility”)	—	—
Total debt, net	$5,081,715	$2,713,000

Schedule of Maturities of Long-term Debt
Below is a schedule of future principal payments that we are obligated to make, based on current construction schedules, on our outstanding debt at December 31, 2016 (in thousands):

Years Ending December 31,	Principal Payments
2017	$—
2018	—
2019	—
2020	—
2021	2,380,788
Thereafter	2,750,000
Total	$5,130,788

Schedule of Line of Credit Facilities
Below is a summary (in thousands) of our credit facilities outstanding as of September 30, 2017:

	2015 CCH Credit Facility	CCH Working Capital Facility
Original facility size	$8,403,714	$350,000
Outstanding balance	2,150,737	—
Commitments terminated	3,832,263	—
Letters of credit issued	—	162,503
Available commitment	$2,420,714	$187,497

Interest rate	LIBOR plus 2.25% or base rate plus 1.25% (1)	LIBOR plus 1.50% - 2.00% or base rate plus 0.50% - 1.00%
Maturity date	Earlier of May 13, 2022 or second anniversary of CCL Trains 1 and 2 completion date	December 14, 2021, with various terms for underlying loans

(1)	There is a 0.25% step-up for both LIBOR and base rate loans following the completion of Trains 1 and 2 of the Liquefaction Project as defined in the common terms agreement.

Below is a summary of our credit facilities outstanding as of December 31, 2016 (in thousands):

	2015 CCH Credit Facility	CCH Working Capital Facility
Original facility size	$8,403,714	$350,000
Outstanding balance	2,380,788	—
Commitments terminated	2,420,212	—
Letters of credit issued	—	—
Available commitment	$3,602,714	$350,000

Interest rate	LIBOR plus 2.25% or base rate plus 1.25% (1)	LIBOR plus 1.50% - 2.00% or base rate plus 0.50% - 1.00%
Maturity date	Earlier of May 13, 2022 or second anniversary of CCL Trains 1 and 2 completion date	December 14, 2021, with various terms for underlying loans

(1)	There is a 0.25% step-up for both LIBOR and base rate loans following completion of the first two Trains of the Liquefaction Project.

Schedule of Interest Expense
Total interest expense consisted of the following (in thousands):

	Nine Months Ended September 30,
	2017	2016
Total interest cost	$263,560	$154,404
Capitalized interest, including amounts capitalized as an Allowance for Funds Used During Construction	(263,560)	(154,404)
Total interest expense, net	$—	$—

Total interest expense consisted of the following (in thousands):

	Year Ended December 31,
	2016	2015	2014
Total interest cost	$221,865	$110,156	$—
Capitalized interest	(221,865)	(84,476)	—
Total interest expense, net	$—	$25,680	$—

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
The following table (in thousands) shows the carrying amount and estimated fair value of our debt:

	September 30, 2017		December 31, 2016
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Senior notes (1)	$4,250,000	$4,583,750	$2,750,000	$2,901,563
Credit facilities (2)	2,150,737	2,150,737	2,380,788	2,380,788

(1)
Includes 2024 CCH Senior Notes, 2025 CCH Senior Notes and 2027 CCH Senior Notes (collectively, the “CCH Senior Notes”). The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of the CCH Senior Notes and other similar instruments.

(2)
Includes 2015 CCH Credit Facility and CCH Working Capital Facility. The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.

The following table shows the carrying amount and estimated fair value of our long-term debt (in thousands):

	December 31, 2016		December 31, 2015
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
CCH Senior Notes (1)	$2,750,000	$2,901,563	$—	$—
Credit facilities (2)	2,380,788	2,380,788	2,713,000	2,713,000

(1)	The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of the CCH Senior Notes and other similar instruments.

(2)
Includes 2015 CCH Credit Facility and CCH Working Capital Facility. The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.